UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21422
                                                     ---------
                     Lotsoff Capital Management Equity Trust
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (312)368-1442
                                                            -------------

                      Date of fiscal year end: September 30
                                               ------------
                  Date of reporting period: September 30, 2005
                                            ------------------

                                EXPLANATORY NOTE
Items 1 through 11 to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on December 9, 2005 (Accession Number
0000948221-05-000306).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By:      /s/ Seymour N. Lotsoff
    -------------------------------------------------------------------
         Seymour N. Lotsoff
         President

Date:    March 13, 2006
      --------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Seymour N. Lotsoff
    ----------------------------------------------------------
         Seymour N. Lotsoff
         President

Date:    March 13, 2006
      --------------------------------------------------------


By:      /s/ Margaret M. Baer
    ----------------------------------------------------------
         Margaret M. Baer
         Secretary and Treasurer

Date:    March 13, 2006
      --------------------------------------------------------


                                    EXHIBITS
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.